Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Reconciliation Of Earnings Per Share

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013		2012

Net income (loss)	$1,880,911	$(1,736,484)	$(5,278,527)		$(6,580,876)
Income (loss) allocated to noncontrolling interest holders	(257,497)	381,668	911,221	(1)	1,169,980
Dividends declared and accreted on preferred stock and units	(233,753)	(160,920)	(706,531)		(214,561)
Dividends to restricted stockholders	(28,678)	-	(28,678)		-
Extinguishment of equity securities (Note J)	-	-	11,715,683		-
Adjustments attributable to participating securities	(1,227)	-	(2,491,957)		-
Net income (loss) attributable to common stockholders	$1,359,756	$(1,515,736)	$4,121,211		$(5,625,457)

Continuing operations	$1,439,779	$(1,178,997)	$2,424,790		$(3,988,623)
Discontinued operations	(80,023)	(336,739)	1,696,421		(1,636,834)
Net income (loss) attributable to common stockholders	$1,359,756	$(1,515,736)	$4,121,211		$(5,625,457)

Earnings per common share - basic and diluted
Continuing operations	$0.13	$(0.32)	$0.31		$(2.39)
Discontinued operations	(0.01)	(0.09)	0.21		(0.98)
Net income (loss) per share attributable to common stockholders	$0.12	$(0.41)	$0.52		$(3.37)

Weighted average number of shares - basic and diluted	11,098,828	3,698,510	7,931,355		1,669,216

(1) Net of $38,760 income allocated to discontinued
operations in the first quarter of 2013.